Related party transactions - Summary of Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Food and paper	$ (1,457,720)	$ (1,227,293)	$ (899,077)
Occupancy and other operating expenses	1,154,334	967,690	772,169
Related party | Axionlog Distribution B.V.
Related Party Transaction [Line Items]
Food and paper	(319,232)	(256,704)	(187,959)
Occupancy and other operating expenses	9,590	7,193	5,108
Related party | Axionlog Distribution B.V. | Distribution fees
Related Party Transaction [Line Items]
Food and paper	(65,342)	(53,191)	(40,227)
Related party | Axionlog Distribution B.V. | Supplier purchases
Related Party Transaction [Line Items]
Food and paper	$ (253,890)	$ (203,513)	$ (147,732)